Capitalized Exploratory Well Costs (Tables)	12 Months Ended
Dec. 31, 2019
Extractive Industries [Abstract]
Summary of changes in capitalized well costs
A summary of the changes in our capitalized well costs for the years ended December 31, 2019, 2018 and 2017 is detailed below. Additions pending the determination of proved reserves excludes amounts capitalized and subsequently charged to expense within the same year.

	2019	2018	2017
	(in millions)
Balance as of January 1	$36	$36	$41
Additions pending the determination of proved reserves	7	74	14
Divestitures and other	(3)	—	—
Reclassifications to proved properties	(17)	(40)	(19)
Charges to exploration expense	(16)	(34)	—
Balance as of December 31	$7	$36	$36

Schedule of aging of capitalize costs and the number of projects for which exploratory well costs have been capitalized	The following table provides an aging of capitalized costs and the number of projects for which exploratory well costs have been capitalized for a period greater than one year since the completion of drilling.

	2019	2018	2017
	(in millions)
Exploratory well costs capitalized for a period of one year or less	$7	$34	$4
Exploratory well costs capitalized for a period greater than one year	—	2	32
Balance as of December 31	$7	$36	$36

Number of projects with exploratory well costs capitalized for a period greater than one year	—	7	6